Lease Assets (Tables)	12 Months Ended
Dec. 31, 2023
Lease [Abstract]
Schedule of Right-of-use Assets

	Building $	Other $	Total $
December 31, 2021	459.7	16.8	476.5
Additions	76.4	4.7	81.1
Acquisitions	8.3	0.2	8.5
Depreciation	(115.9)	(6.2)	(122.1)
Modifications	6.7	(0.2)	6.5
Reversal of impairment, net	4.8	—	4.8
Foreign exchange	15.0	0.1	15.1
December 31, 2022	455.0	15.4	470.4
Additions	45.4	2.9	48.3
Acquisitions	14.6	0.4	15.0
Depreciation	(114.7)	(7.0)	(121.7)
Modifications	33.3	0.3	33.6
Reversal of impairment, net	1.6	—	1.6
Foreign exchange	(4.2)	(0.1)	(4.3)
December 31, 2023	431.0	11.9	442.9

Schedule of Amounts Recognized in Administrative and Marketing Expenses

Amounts recognized in administrative and marketing expenses	For the year ended December 31,
	2023	2022
	$	$
Rent expense - variable lease payments	47.5	39.6
Rent expense - short-term leases and leases of low-value assets	2.9	2.9
Income from subleases	(2.9)	(2.5)

Total	47.5	40.0